Company financial information (Parent Corporation) - Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests	$ 3,759	$ 3,617	$ 4,441
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Net cash provided by operating activities	2,838	5,038	96
Investing activities
Net cash provided by (used for) investing activities	19,672	(78,455)	(10,548)
Financing activities
Net proceeds from the issuance of long-term debt	5,186	2,993	2,993
Repayments of long-term debt	(4,650)	(5,200)	(5,250)
Issuance of common stock	13	12	21
Issuance of preferred stock	1,287	1,567	0
Treasury stock acquired	(4,567)	(989)	(3,327)
Redemption of preferred stock	(1,000)	(583)	0
Net cash (used for) provided by financing activities	(21,962)	75,508	9,459
Change in cash and due from banks	464	2,152	(991)
Cash and due from banks and restricted cash at beginning of period	9,419	7,267	8,258
Cash and due from banks and restricted cash at end of period	9,883	9,419	7,267
Supplemental disclosures
Interest paid	233	1,236	4,400
Income taxes paid	473	1,341	989
Income taxes refunded	42	60	669
Parent Company
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests	3,759	3,617	4,441
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed net (income) loss of subsidiaries	(477)	(1,229)	98
Change in accrued interest receivable	75	(17)	(12)
Change in accrued interest payable	(15)	(26)	(17)
Change in taxes payable	(142)	(281)	331
Other, net	(260)	368	(107)
Net cash provided by operating activities	2,940	2,432	4,734
Investing activities
Acquisitions of, investments in, and advances to subsidiaries	870	(1,442)	1,495
Net cash provided by (used for) investing activities	870	(1,442)	1,495
Financing activities
Net proceeds from the issuance of long-term debt	5,186	2,993	1,745
Repayments of long-term debt	(4,250)	(3,950)	(4,250)
Change in advances from subsidiaries	820	1,195	242
Issuance of common stock	63	58	86
Issuance of preferred stock	1,287	1,567	0
Treasury stock acquired	(4,567)	(989)	(3,327)
Redemption of preferred stock	(1,000)	(583)	0
Cash dividends paid	(1,323)	(1,296)	(1,289)
Net cash (used for) provided by financing activities	(3,784)	(1,005)	(6,793)
Change in cash and due from banks	26	(15)	(564)
Cash and due from banks and restricted cash at beginning of period	330	345	909
Cash and due from banks and restricted cash at end of period	356	330	345
Supplemental disclosures
Interest paid	354	546	958
Income taxes paid	0	3	2
Income taxes refunded	1	0	0
Payments received from subsidiaries for taxes	21	736	823
Payments for acquisition of investments in and advances to subsidiaries	10	3,715	2,139
Proceeds from sale of investments in and advances from subsidiaries	$ 880	$ 2,273	$ 3,634